LOANS TO JOINT VENTURES	12 Months Ended
Dec. 31, 2022
LOANS TO JOINT VENTURES [Abstract]
LOANS TO JOINT VENTURES
10	LOANS TO JOINT VENTURES

	2022	2021
	US$’000	US$’000

Loans to joint ventures	-	10

US$29,000 previously written off was recovered (refer to table below). Consequently, US$39,000 was repaid in 2022. At the end of the reporting period, the Group did not have any loans to joint ventures. The loan to a joint venture in 2021 was unsecured and did not bear interest.

For the purpose of impairment assessment for these receivables, the loss allowance is measured at lifetime ECL. In determining the ECL, management has taken into account the provision of losses that arose from the Group’s share of losses in joint venture that were in excess of the Group’s cost of investment in joint ventures (Note 16) and any additional loss allowance required based on the expected recovery from the loan.

The following table shows the movement in lifetime ECL – credit impaired lifetime ECL that has been recognised for loans to joint venture:

	2022	2021
	US$’000	US$’000

Loss allowance previously written off recognised in profit or loss on changes in credit risk	(29)	-
Amount recovered	29	-
Balance as at 31 December	-	-